Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2020 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 56.4%
	CALL OPTIONS – 55.6%
	S&P 500 Index
250	Exercise Price: $2,000.00, Notional Amount: $50,000,000, Expiration Date: March 19, 2021	$43,722,500
46	Exercise Price: $3,800.00, Notional Amount: $17,480,000, Expiration Date: January 29, 2021	220,340
184	Exercise Price: $3,800.00, Notional Amount: $69,920,000, Expiration Date: September 17, 2021	3,945,880
	TOTAL CALL OPTIONS
	(Cost $45,394,512)	47,888,720
	PUT OPTIONS – 0.8%
	S&P 500 Index
250	Exercise Price: $3,000.00, Notional Amount: $75,000,000, Expiration Date: March 19, 2021	468,750
35	Exercise Price: $3,755.00, Notional Amount: $13,142,500, Expiration Date: January 8, 2021	127,400
35	Exercise Price: $3,765.00, Notional Amount: $13,177,500, Expiration Date: January 8, 2021	142,275
	TOTAL PUT OPTIONS
	(Cost $1,199,890)	738,425
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $46,594,402)	48,627,145

Number of Shares
	SHORT-TERM INVESTMENTS–66.6%
57,399,306	Fidelity Investments Money Market Funds Government Portfolio - Class I, 0.01%[1]	57,399,306
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $57,399,306)	57,399,306
	TOTAL INVESTMENTS – 123.0%
	(Cost $103,993,708)	106,026,451
	Liabilities in Excess of Other Assets – (23.0)%	(19,845,892)
	TOTAL NET ASSETS – 100.0%	$86,180,559

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS – (22.8)%
	CALL OPTIONS – (22.2)%
	S&P 500 Index
(250)	Exercise Price: $3,000.00, Notional Amount: $(75,000,000), Expiration Date: March 19, 2021	$(19,128,750)
	TOTAL CALL OPTIONS
	(Proceeds $17,228,379)	(19,128,750)
	PUT OPTIONS – (0.6)%
	S&P 500 Index
(250)	Exercise Price: $2,000.00, Notional Amount: $(50,000,000), Expiration Date: March 19, 2021	(63,125)
(70)	Exercise Price: $3,750.00, Notional Amount: $(26,250,000), Expiration Date: January 8, 2021	(241,150)
(70)	Exercise Price: $3,740.00, Notional Amount: $(26,180,000), Expiration Date: January 8, 2021	(217,350)
	TOTAL PUT OPTIONS
	(Proceeds $752,581)	(521,625)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $17,980,960)	$(19,650,375)

[1]The rate is the annualized seven-day yield at period end.